Retirement Benefits – Defined Benefit Obligations (Details) - Schedule of sensitivity analysis $ in Thousands	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 USD ($)	Jan. 03, 2021 USD ($)
Schedule of sensitivity analysis [Abstract]
Increase / decrease in the discount rate	$ 500
Betterware	361,000	$ 156	$ 126
JAFRA	146,000
Increase / decrease in the discount rate	(500)
Betterware	(174,000)	$ (174)	$ (141)
JAFRA	$ (151,000)